Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] Common Class A and B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Shares To Be Issued [Member]	Treasury Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Total
Beginning balance at Mar. 31, 2020	$ 3,248	$ 1,000	$ 349		$ 13,607	$ 38,871,057	$ (114,405)	$ 11,785	$ (1,532,355)	$ (33,992,697)				$ 3,261,589
Beginning balance, shares at Mar. 31, 2020	32,478,750	10,000,000	3,490,000		136,072,386
Common stock issued for cash					$ 3,000	5,397,000				(2,400,000)				3,000,000
Common stock issued for cash, shares					30,000,000
Common stock issued upon settlement of litigation					$ 1,000	399,000								400,000
Common stock issued upon settlement of litigation, shares					10,000,000
Preferred stock retired	$ (563)					563
Preferred stock retired, shares	(5,628,750)
Conversions or retirements of preferred stock	$ (2,175)	$ (1,000)	$ (26)		$ 3,201
Conversions or retirements of preferred stock, shares	(21,750,000)	(10,000,000)	(260,000)		32,010,000								260,000
Common stock redeemed upon settlement of stockholder litigation					$ (3,831)	(1,528,524)			1,532,355
Common stock redeemed upon settlement of stockholder litigation, shares					(38,308,864)
Repurchase of shares of Common Stock					$ (1,750)	(897,750)								(899,500)
Repurchase of shares of Common Stock, shares					(17,500,000)
Stock-based compensation expense						2,201,004								2,201,004
Proceeds from common stock warrants exercised								23,390						23,390
Stock warrants exercised					783	(570,177)		(23,029)						(592,423)
Stock warrants exercised, shares					7,827,247
Subscription receivable impaired						(114,405)	114,405
Net loss										(1,235,021)				(1,235,021)
Currency translation adjustments
Ending balance at Mar. 31, 2021	$ 510		$ 323	$ 16,010	$ 16,010	43,757,768		12,146		(37,627,718)				6,159,039
Ending balance, shares at Mar. 31, 2021	5,100,000		3,230,000	160,100,769	160,100,769
Conversions or retirements of preferred stock	$ (200)		$ (1)	$ 1
Conversions or retirements of preferred stock, shares	(2,000,000)		(10,000)	10,000
Stock-based compensation expense						280,000								280,000
Stock warrants exercised				50		77,450								77,500
Stock warrants exercised, shares				500,000
Net loss										(6,262,772)				(6,262,772)
Common stock issued for deferred financing costs and prepaid interest on debt				$ 2,700		6,477,300				(1,080,000)				5,400,000
Common stock issued for deferred financing costs and prepaid interest on debt, shares				27,000,000
Issuance of debt with beneficial conversion feature and in-the-money stock warrant, net of tax						21,330,000								21,330,000
Expiration of common stock puts										177,879				177,879
Currency translation adjustments											23,973			23,973
Ending balance at Sep. 30, 2021	$ 310		$ 322	$ 18,761		71,922,718		12,146		(44,792,611)	23,973			27,185,619
Ending balance, shares at Sep. 30, 2021	3,100,000		3,220,000	187,610,769
Beginning balance at Mar. 31, 2021	$ 510		$ 323	$ 16,010	$ 16,010	43,757,768		12,146		(37,627,718)				6,159,039
Beginning balance, shares at Mar. 31, 2021	5,100,000		3,230,000	160,100,769	160,100,769
Common stock issued for cash					$ 5,000	5,245,000				(2,250,000)				3,000,000
Common stock issued for cash, shares					50,000,000
Conversions or retirements of preferred stock	$ (200)		$ (1)		$ 1	200						$ (2,000,000)
Conversions or retirements of preferred stock, shares	(2,000,000)		(10,000)		10,000								10,000
Stock-based compensation expense						3,780,000								3,780,000
Stock warrants exercised					5,181	148,451								153,632
Stock warrants exercised, shares					51,813,200
Net loss										(17,106,497)				(17,106,497)
Common stock issued for deferred financing costs and prepaid interest on debt					$ 2,700	6,477,300				(1,080,000)				5,400,000
Common stock issued for deferred financing costs and prepaid interest on debt, shares					27,000,000
Issuance of debt with beneficial conversion feature and in-the-money stock warrant, net of tax						21,330,000								21,330,000
Expiration of common stock puts										177,879				177,879
Currency translation adjustments											(65,109)			(65,109)
Ending balance at Mar. 31, 2022	$ 310		$ 322	$ 28,892	$ 28,892	80,738,719		12,146		(57,886,336)	(65,109)			22,828,944
Ending balance, shares at Mar. 31, 2022	3,100,000		3,220,000	288,923,969	288,923,969
Repurchase of shares of Common Stock				$ (2,609)		2,609			(626,187)					$ (626,187)
Repurchase of shares of Common Stock, shares				(26,091,136)										(26,091,136)
Net loss										(19,738,913)				$ (19,738,913)
Currency translation adjustments											(408,017)			(408,017)
Refinancing of debt and detachable warrants						1,172,167								1,172,167
Ending balance at Sep. 30, 2022	$ 310		$ 322	$ 26,283		$ 81,913,495		$ 12,146	$ (626,187)	$ (77,625,249)	$ (473,126)			$ 3,227,994
Ending balance, shares at Sep. 30, 2022	3,100,000		3,220,000	262,832,833